Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenues
Sales of goods	$ 40	$ 31	$ 280	$ 119
Total revenues	40	31	280	119
Operating expenses
Research and development	1,654	2,153	4,957	5,414
General and administrative	1,171	2,412	3,102	4,519
Marketing				8
Cost of sales	25	33	109	104
Total expenses	2,850	4,598	8,168	10,045
Loss from operations	(2,810)	(4,567)	(7,888)	(9,926)
Net finance income (costs)	19	(15)	14	(175)
Loss attributable to the equity holders	$ (2,791)	$ (4,582)	$ (7,874)	$ (10,101)
Net income (loss) per share Basic & Diluted	$ (0.05)	$ (0.09)	$ (0.13)	$ (0.20)
Weighted average number of common shares outstanding Basic & Diluted	61,519	53,301	59,299	51,700